Schedule of Investments(a)
July 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.70%
Apparel, Accessories & Luxury Goods–3.70%
Hermes International (France)	25,348	$38,787,069
Application Software–6.52%
Nice Ltd., ADR (Israel)(b)	93,632	26,090,557
salesforce.com, inc.(b)	174,600	42,240,978
		68,331,535
Biotechnology–3.03%
BeiGene Ltd., ADR (China)(b)	58,310	18,460,363
Twist Bioscience Corp.(b)	108,334	13,330,499
		31,790,862
Data Processing & Outsourced Services–12.06%
Adyen N.V. (Netherlands)(b)(c)	8,967	24,415,521
Amadeus IT Group S.A. (Spain)(b)	407,564	26,681,947
Mastercard, Inc., Class A	106,153	40,968,689
PayPal Holdings, Inc.(b)	124,755	34,373,745
		126,439,902
Health Care Equipment–4.05%
ABIOMED, Inc.(b)	33,543	10,973,257
Edwards Lifesciences Corp.(b)	99,283	11,146,502
Stryker Corp.	74,892	20,291,239
		42,410,998
Integrated Telecommunication Services–3.35%
Cellnex Telecom S.A. (Spain)(c)	539,049	35,126,558
Interactive Home Entertainment–1.05%
Sea Ltd., ADR (Taiwan)(b)	39,883	11,014,089
Interactive Media & Services–14.92%
Alphabet, Inc., Class A(b)	16,059	43,271,457
Facebook, Inc., Class A(b)	264,882	94,377,456
Tencent Holdings Ltd. (China)	305,400	18,846,644
		156,495,557
Internet & Direct Marketing Retail–11.88%
Alibaba Group Holding Ltd., ADR (China)(b)	219,225	42,790,528
Amazon.com, Inc.(b)	13,879	46,183,622
Farfetch Ltd., Class A (United Kingdom)(b)	260,359	13,049,193
HelloFresh SE (Germany)(b)	77,752	7,292,465
Zalando SE (Germany)(b)(c)	137,416	15,285,298
		124,601,106
Shares		Value
Internet Services & Infrastructure–7.80%
Okta, Inc.(b)	50,589	$12,535,448
Twilio, Inc., Class A(b)	185,250	69,207,548
		81,742,996
Life Sciences Tools & Services–16.52%
Biotage AB (Sweden)	224,355	6,420,854
Illumina, Inc.(b)	83,623	41,456,102
Lonza Group AG (Switzerland)	28,125	21,889,204
Tecan Group AG, Class R (Switzerland)	47,562	27,437,491
Thermo Fisher Scientific, Inc.	84,494	45,627,605
Wuxi Biologics Cayman, Inc. (China)(b)(c)	1,994,000	30,440,313
		173,271,569
Pharmaceuticals–3.32%
Novo Nordisk A/S, Class B (Denmark)	376,277	34,853,809
Semiconductors–1.60%
Infineon Technologies AG (Germany)	440,932	16,812,350
Systems Software–7.83%
Crowdstrike Holdings, Inc., Class A(b)	228,752	58,013,795
ServiceNow, Inc.(b)	40,952	24,075,271
		82,089,066
Trucking–1.07%
Uber Technologies, Inc.(b)	258,968	11,254,749
Total Common Stocks & Other Equity Interests (Cost $592,091,747)		1,035,022,215
Money Market Funds–1.25%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	4,607,201	4,607,201
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	3,252,744	3,254,045
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	5,265,373	5,265,373
Total Money Market Funds (Cost $13,126,562)		13,126,619
TOTAL INVESTMENTS IN SECURITIES–99.95% (Cost $605,218,309)		1,048,148,834
OTHER ASSETS LESS LIABILITIES—0.05%		492,626
NET ASSETS–100.00%		$1,048,641,460

Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco Global Focus Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2021 was $105,267,690, which represented 10.04% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,675,088	$68,301,654	$(69,369,541)	$-	$-	$4,607,201	$1,157
Invesco Liquid Assets Portfolio, Institutional Class	4,052,847	48,751,051	(49,549,672)	492	(673)	3,254,045	1,066
Invesco Treasury Portfolio, Institutional Class	6,485,815	78,059,033	(79,279,475)	-	-	5,265,373	521
Total	$16,213,750	$195,111,738	$(198,198,688)	$492	$(673)	$13,126,619	$2,744

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Focus Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$730,732,692	$304,289,523	$—	$1,035,022,215
Money Market Funds	13,126,619	—	—	13,126,619
Total Investments	$743,859,311	$304,289,523	$—	$1,048,148,834
Invesco Global Focus Fund